Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	5.80328%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,126,709.99

Principal:
Principal Collections	$32,160,889.28
Prepayments in Full	$15,409,919.55
Liquidation Proceeds	$331,910.82
Recoveries	$5,610.96
Sub Total	$47,908,330.61
Collections	$54,035,040.60

Purchase Amounts:
Purchase Amounts Related to Principal	$94,371.87
Purchase Amounts Related to Interest	$815.05
Sub Total	$95,186.92

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$54,130,227.52

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	4
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$54,130,227.52
Servicing Fee	$1,294,709.31	$1,294,709.31	$0.00	$0.00	$52,835,518.21
Interest - Class A-1 Notes	$887,027.39	$887,027.39	$0.00	$0.00	$51,948,490.82
Interest - Class A-2a Notes	$1,624,583.33	$1,624,583.33	$0.00	$0.00	$50,323,907.49
Interest - Class A-2b Notes	$1,249,317.22	$1,249,317.22	$0.00	$0.00	$49,074,590.27
Interest - Class A-3 Notes	$2,087,641.67	$2,087,641.67	$0.00	$0.00	$46,986,948.60
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$46,687,565.27
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,687,565.27
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$46,468,269.60
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,468,269.60
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$46,317,858.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$46,317,858.68
Regular Principal Payment	$186,713,127.08	$46,317,858.68	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$54,130,227.52

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$46,317,858.68
Total					$46,317,858.68

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$46,317,858.68	$132.34	$887,027.39	$2.53	$47,204,886.07	$134.87
Class A-2a Notes	$0.00	$0.00	$1,624,583.33	$4.64	$1,624,583.33	$4.64
Class A-2b Notes	$0.00	$0.00	$1,249,317.22	$5.00	$1,249,317.22	$5.00
Class A-3 Notes	$0.00	$0.00	$2,087,641.67	$4.36	$2,087,641.67	$4.36
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$46,317,858.68	$29.33	$6,517,659.53	$4.13	$52,835,518.21	$33.46

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$186,713,127.08	0.5334661	$140,395,268.40	0.4011293
Class A-2a Notes	$350,000,000.00	1.0000000	$350,000,000.00	1.0000000
Class A-2b Notes	$250,000,000.00	1.0000000	$250,000,000.00	1.0000000
Class A-3 Notes	$479,000,000.00	1.0000000	$479,000,000.00	1.0000000
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,415,653,127.08	0.8965845	$1,369,335,268.40	0.8672497

Pool Information
Weighted Average APR	4.827%	4.840%
Weighted Average Remaining Term	54.16	53.37
Number of Receivables Outstanding	46,265	45,349
Pool Balance	$1,553,651,174.60	$1,505,313,359.99
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,428,230,599.29	$1,384,685,078.97
Pool Factor	0.9036108	0.8754973

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$120,628,281.02
Targeted Overcollateralization Amount	$170,839,544.36
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$135,978,091.59

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$340,723.09
(Recoveries)		2	$5,610.96
Net Loss for Current Collection Period			$335,112.13
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2588%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0002%
Second Prior Collection Period			0.0002%
Prior Collection Period			0.1353%
Current Collection Period			0.2629%
Four Month Average (Current and Prior Three Collection Periods)			0.0997%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		213	$519,549.86
(Cumulative Recoveries)			$5,610.96
Cumulative Net Loss for All Collection Periods			$513,938.90
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0299%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,439.20
Average Net Loss for Receivables that have experienced a Realized Loss			$2,412.86

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.42%	169	$6,381,908.73
61-90 Days Delinquent	0.06%	25	$851,533.85
91-120 Days Delinquent	0.04%	10	$583,444.29
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.52%	204	$7,816,886.87

Repossession Inventory:
Repossessed in the Current Collection Period		19	$917,358.68
Total Repossessed Inventory		29	$1,364,684.02

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0423%
Prior Collection Period			0.0800%
Current Collection Period			0.0772%
Three Month Average			0.0665%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0953%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	4

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	117	$5,347,690.18
2 Months Extended	118	$5,421,041.34
3+ Months Extended	16	$607,084.62

Total Receivables Extended	251	$11,375,816.14
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer